CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 64,221	$ 18,678	$ 14,165	$ 75
Marketable securities - current	40,024	0
Accounts receivable - affiliates	37,863	23,949
Accounts receivable	4,294	0
Prepaid expenses and other current assets	1,657	469
Total current assets	148,059	43,096
Property, plant and equipment, net	608,802	148,435
Marketable securities	0	234,258
Total assets	756,861	425,789
Current liabilities:
Accounts payable - affiliates	7,631	3,438
Accounts payable and accrued liabilities	20,871	8,004
Current portion of long-term debt	39,664	0
Deferred revenue	952	0
Total current liabilities	69,118	11,442
Long-term debt	532,011	599,635
Other long-term liabilities	3,161	0
Total liabilities	604,290	611,077
Commitments and contingencies (Note 9)
Equity:
Net investment - Predecessor	6,231	387
Partners Equity	(27,311)	(185,288)
Noncontrolling interest	179,882	0
Total equity	152,571	(185,288)	(104,548)	98,636
Total liabilities and equity	756,861	425,789
Common Units [Member] | Limited Partner, Public [Member]
Equity:
Partners Equity	434,456	340,317
Total equity	434,456	340,317	336,369	0
Common Units [Member] | Limited Partner, Affiliate [Member]
Equity:
Partners Equity	(193,181)	(248,363)
Total equity	(193,181)	(248,363)	(167,787)	0
Subordinated Units [Member]
Equity:
Partners Equity	(276,083)	(277,094)
Subordinated Units [Member] | Limited Partner, Affiliate [Member]
Equity:
Total equity	(276,083)	(277,094)	(288,875)	0
Incentive Distribution Rights [Member]
Equity:
Partners Equity	1,266	(535)
Total equity	$ 1,266	$ (535)	$ 0	$ 0